Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consists of the following as of:

	December 31, 2014	December 31, 2013
Research and development equipment	$-	$686,673
Leasehold improvements	-	153,161
Information technology equipment	31,892	105,319
Furniture and office equipment	10,161	78,678
Software	-	9,386
	42,053	1,033,217
Less accumulated depreciation	(21,442)	(1,007,176)
Total property and equipment, net	$20,611	$26,041